CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions		Total	Brookfield Business Partners	Capital	Retained earnings	Ownership changes	Accumulated other comprehensive income (loss)		Non-controlling interests
Beginning balance at Dec. 31, 2020		$ 2,706	$ 1,227	$ 1,967	$ (730)	$ 445	$ (455)	[1]	$ 1,479
Net income (loss)		93	36		36				57
Other comprehensive income (loss)		203	47				47	[1]	156
Total comprehensive income (loss)		296	83		36		47	[1]	213
Contributions		62	52	52					10
Distributions and capital paid		(68)	(18)		(18)				(50)
Reorganization	[2]	(1,860)	(1,860)	(1,860)
Ending balance at Dec. 31, 2021		1,136	(516)	159	(712)	445	(408)	[3]	1,652
Net income (loss)		1,076	911		911				165
Other comprehensive income (loss)		217	73				73	[3]	144
Total comprehensive income (loss)		1,293	984		911		73	[3]	309
Contributions		439	7	7					432
Distributions and capital paid		(1,259)	(81)		(81)				(1,178)
Ownership changes		593	(35)			(35)			628
Acquisition of interest		1,869							1,869
Special distribution	[4]	0		571		(571)
Ending balance at Dec. 31, 2022		4,071	359	737	118	(161)	(335)	[3]	3,712
Net income (loss)		2,829	519		519				2,310
Other comprehensive income (loss)		(31)	(6)				(6)	[3]	(25)
Total comprehensive income (loss)		2,798	513		519		(6)	[3]	2,285
Contributions		733							733
Distributions and capital paid		(2,947)							(2,947)
Ownership changes		105	8			32	(24)		97
Ending balance at Dec. 31, 2023		$ 4,760	$ 880	$ 737	$ 637	$ (129)	$ (365)	[3]	$ 3,880

[1]	See Note 21 for additional information.
[2]	See Note 1 for additional information.
[3]	See Note 21 for additional information.
[4]	See Note 1(b) for additional information.